Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 4 – Securities

Securities Available for Sale. The following tables summarize the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$—	$4,029.4
Obligations of States and Political Subdivisions	14.9	.9	—	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Non-U.S. Government Debt	173.7	—	—	173.7
Residential Mortgage-Backed	196.1	—	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	.2	.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	2,150.2	12.8	2.5	2,160.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	610.8	4.2	3.7	611.3

Total	$19,912.7	$77.5	$88.3	$19,901.9

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,326.7	1,333.7
Due After Ten Years	832.5	834.1

Total	$30,092.6	$30,192.5

Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities Held to Maturity. The following tables summarize the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$.1	$553.9
Government Sponsored Agency	156.8	4.3	.1	161.0
Other	113.0	.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	117.9	–	10.6	107.3

Total	$922.2	$30.8	$11.2	$941.8

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$199.5	$200.9
Due After One Year Through Five Years	355.4	365.5
Due After Five Years Through Ten Years	215.5	226.1
Due After Ten Years	28.8	24.6

Total	$799.2	$817.1

Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Investment Security Gains and Losses. Net investment security losses totaling $23.9 million, $20.4 million, and $23.4 million were recognized in 2011, 2010, and 2009, respectively, and included OTTI losses of $23.3 million, $21.2 million, and $26.7 million, respectively. There were $.6 million of other realized net security losses in 2011 and $.8 million and $3.3 million of realized net security gains in 2010 and 2009, respectively.

Securities with Unrealized Losses. The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2011 and December 31, 2010.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$.1	$—	$—	$2.7	$.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Residential Mortgage-Backed	4.7	.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	.3	—	—	1,019.9	.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	634.9	4.3	144.9	9.1	779.8	13.4

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

As of December 31, 2011, 386 securities with a combined fair value of $10.2 billion were in an unrealized loss position, with their unrealized losses totaling $85.0 million. Unrealized losses on residential mortgage-backed securities totaling $32.3 million reflect the impact of credit and liquidity spreads on the valuations of 25 residential mortgage-backed securities, with $31.4 million having been in an unrealized loss position for more than 12 months. Residential mortgage-backed securities rated below double-A at December 31, 2011 represented 84% of the total fair value of residential mortgage-backed securities, were comprised primarily of sub-prime and Alt-A securities, and had a total amortized cost and fair value of $168.6 million and $137.4 million, respectively. Securities classified as “other asset-backed” at December 31, 2011 were predominantly floating rate with average lives less than 5 years, and 100% were rated triple-A.

Unrealized losses of $17.4 million related to government sponsored agency securities are primarily attributable to changes in market rates since their purchase. The majority of the $13.4 million of unrealized losses in securities classified as “other” at December 31, 2011 relate to securities which Northern Trust purchases for compliance with the Community Reinvestment Act (CRA). Unrealized losses on these CRA related other securities are attributable to their purchase at below market rates for the purpose of supporting institutions and programs that benefit low to moderate income communities within Northern Trust’s market area. Unrealized losses of $12.5 million related to auction rate securities primarily reflect reduced market liquidity as a majority of auctions continue to fail preventing holders from liquidating their investments at par. Unrealized losses of $5.7 million within corporate debt securities primarily reflect widened credit spreads; 66% of the corporate debt portfolio is backed by guarantees provided by U.S. and non-U.S. governmental entities. The remaining unrealized losses on Northern Trust’s securities portfolio as of December 31, 2011 are attributable to changes in overall market interest rates, increased credit spreads, or reduced market liquidity. As of December 31, 2011, Northern Trust does not intend to sell any investment in an unrealized loss position and it is not more likely than not that Northern Trust will be required to sell any such investment before recovery of its amortized cost basis, which may be maturity.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. A determination as to whether a security’s decline in market value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time which the security has been impaired; the severity of the impairment; the cause of the impairment and the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; Northern Trust’s intent regarding the sale of the security as of the balance sheet date; and the likelihood that it will not be required to sell the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis. For each security meeting the requirements of Northern Trust’s internal screening process, an extensive review is conducted to determine if OTTI has occurred.

While all securities are considered, the following describes Northern Trust’s process for identifying credit impairment within non-agency residential mortgage-backed securities, the security type for which Northern Trust has previously recognized OTTI. To determine if an unrealized loss on a non-agency residential mortgage-backed security is other-than-temporary, economic models are used to perform cash flow analyses by developing multiple scenarios in order to create reasonable forecasts of the security’s future performance using available data including servicers’ loan charge off patterns, prepayment speeds, annualized default rates, each security’s current delinquency pipeline, the delinquency pipeline’s growth rate, the roll rate from delinquency to default, loan loss severities and historical performance of like collateral, along with Northern Trust’s outlook for the housing market and the overall economy. If the present value of future cash flows projected as a result of this analysis is less than the current amortized cost of the security, a credit-related OTTI loss is recorded to earnings equal to the difference between the two amounts.

Expected losses on non-agency residential mortgage-backed securities are influenced by a number of factors, including but not limited to, U.S. economic and housing market performance, security credit enhancement level, insurance coverage, year of origination, and type of collateral. The factors used in developing the expected loss on non-agency residential mortgage-backed securities vary by year of origination and type of collateral. As of December 31, 2011, the expected losses on subprime, Alt-A, prime and 2nd lien collateral portfolios were developed using default roll rates, determined primarily by the stage of delinquency of the underlying instrument, that generally assumed ultimate default rates approximating 5% to 30% for current loans; 30% for loans 30 to 60 days delinquent; 80% for loans 60 to 90 days delinquent; 90% for loans delinquent greater than 90 days; and 100% for OREO properties and loans that are in foreclosure.

Information regarding amortized cost, weighted average ultimate default rates, and loss severity rates for the December 31, 2011 non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2011
			LOSS SEVERITY RATES
(In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$24.0	14.7%	38.6%	66.0%	51.1%
Alt-A	32.9	41.9	54.3	70.6	68.2
Subprime	105.2	51.7	67.1	85.4	73.3
2nd Lien	34.0	33.8	98.7	100.0	99.4

Total Non-Agency Residential Mortgage-Backed Securities	$196.1	42.2%	38.6%	100.0%	74.2%

During the year ended December 31, 2011, performance metrics specific to Alt-A and subprime loans remained weak resulting in the recognition of OTTI losses on non-agency residential mortgage-backed securities totaling $23.3 million. OTTI losses totaled $21.2 million for the year ended December 31, 2010 and $26.7 million for the year ended December 31, 2009.

Credit Losses on Debt Securities. The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2011, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2011	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(1.1)	$(.8)	$(93.4)
Noncredit-related Losses Reclassified from OCI**	$(22.2)	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	$(23.3)	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
($ In Millions)	2011	2010
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$94.2	$73.0
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)	—

Cumulative Credit-Related Losses on Securities Held – End of Year	$68.2	$94.2

The table below provides information regarding debt securities held as of December 31, 2011 and 2010, for which an OTTI loss had been recognized in the years presented or previously.

	DECEMBER 31,
(In Millions)	2011	2010
Fair Value	$73.6	$79.9
Amortized Cost Basis	96.8	113.3

Noncredit-related Losses Recognized in OCI	(23.2)	(33.4)
Tax Effect	8.6	12.2

Amount Recognized in OCI	$(14.6)	$(21.2)